Supplement to the

Fidelity® Asset Manager: Income®
Fidelity Asset Manager®
Fidelity® Asset Manager: Growth®
Fidelity® Asset Manager: Aggressive®

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

FFMB-06-01 July 19, 2006
1.473233.114

Supplement to the

Spartan® Investment Grade Bond

A Fund of Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2005

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

SIGB-06-01 July 19, 2006
1.477033.112